Equity (Summary of Stock Option Exercise Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of stock options exercised	$ 44	$ 67	$ 79
Cash received from exercise of stock options	121	156	202
Income tax benefit realized from stock options exercised	$ 15	$ 24	$ 28